Share-based payments - Narrative (Details) € in Thousands		1 Months Ended			3 Months Ended	4 Months Ended	6 Months Ended	115 Months Ended	127 Months Ended
	Mar. 05, 2026 EUR (€) shares	Feb. 28, 2026 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Jun. 30, 2026 EUR (€)	May 31, 2026 shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 shares	Jun. 30, 2026 shares	Mar. 31, 2026 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unused reversals | €							€ 1,787
AGA EMPLOYER CONTRIBUTIONS AND TAXES
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | €	€ 2,256
Unused reversals | €					€ 1,736		€ 1,736
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		23,477	39,370	125,000			23,477	314,867
BSAs | Board member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%	25.00%	25.00%
Vesting period		4 years	4 years	4 years
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares waived (in shares)										77,050
Number of shares with performance conditions waived (in shares)										40,200
Number of shares lapsed (in shares)										217,750
Expense from share-based payment transactions with employees | €							€ 11,619
AGAs | Settlement agreement (Protocole d’accord transactionnel)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares waived (in shares)	117,250
Total AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							502,562		11,063,460
Total AGAs | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						50.00%
Vesting period						2 years
Total AGAs | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
Vesting period						3 years
Total AGAs | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
Vesting period						4 years
AGA-2026-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						47,500
AGA-2026-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						294,476
AGA-2026-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						1,619
AGA-2026-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						41,717